Note 4 - Debt	9 Months Ended
Sep. 30, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]
4
. Debt

The following table summarizes the Company's financing arrangements in place as of
September 30, 2020:

	September 30, 2020
	Facility							Collateral
	Date issued	Outstanding face amount	Carrying value	Final stated maturity		Weighted average interest rate (1)	Weighted average life (years) (2)	Outstanding face amount	Amortized cost basis	Carrying value (3)	Weighted average life (years) (2)
Master Repurchase Agreements
CMBS
Mizuho (4)	Apr 2020	160,212	160,212	N/A	(5)	2.45%	0.04	1,960,129	317,050	305,709	10.8
Asset Specific Financing
Single Family Rental
Freddie Mac	7/12/2019	786,939	786,939	7/12/2029		2.44%	7.6	861,580	927,632	927,632	7.6
Total/weighted average		$947,151	$947,151			2.44%	6.33	$2,821,709	$1,244,682	$1,233,341	9.84

(1)	Weighted-average interest rate using unpaid principal balances.
(2)	Weighted-average life is determined using the maximum maturity date of the corresponding loans, assuming all extension options are exercised by the borrower.
(3)	Assets are shown at fair value.

(4)
In
April 2020,
three
of our subsidiaries entered into a master repurchase agreement with Mizuho Securities (“Mizuho”). Borrowings under these repurchase agreements are collateralized by portions of the CMBS B-Pieces and CMBS I/O Strips.

(5)	The master repurchase agreement with Mizuho does not have a stated maturity date. The transactions in place have a one -month tenor and are expected to roll monthly.

Prior to the Formation Transaction,
two
of our subsidiaries entered into a loan and security agreement dated,
July 12, 2019,
with Freddie Mac (the “Credit Facility”). Under the Credit Facility, these entities borrowed approximately
$788.8
million in connection with their acquisition of senior pooled mortgage loans backed by SFR properties (the “Underlying Loans”).
No
additional borrowings can be made under the Credit Facility, and our obligations will be secured by the Underlying Loans. The Credit Facility is guaranteed by certain members of the Contribution Group. The guarantors are subject to minimum net worth and liquidity covenants. The Credit Facility continues to be guaranteed by members of the Contribution Group as of
September 30, 2020.
The Credit Facility was assumed by the Company as part of the Formation Transaction at carrying value which approximated fair value. As such, the remaining outstanding balance of
$788.8
million was contributed to the Company on
February 11, 2020.
Our borrowings under the Credit Facility will mature on
July 12, 2029.
However, if an Underlying Loan matures prior to
July 12, 2029,
we will be required to repay the portion of the Credit Facility that is allocated to that loan. As of
September 30, 2020,
the outstanding balance on the Credit Facility was
$786.9
million.

In connection with our recent CMBS acquisitions and new mezzanine debt investment, we, through our subsidiary partnerships, have borrowed approximately
$160.2
million under our repurchase agreements and posted
$1,960.1
million par value of our CMBS B-Piece and CMBS I/O Strip investments as collateral as of
September 30, 2020.
The CMBS B-Pieces and CMBS I/O Strips held as collateral are illiquid and irreplaceable in nature. These assets are restricted solely to satisfy the interest and principal balances owed to the lender.

As of
September 30, 2020,
the outstanding principal balances related to the SFR Loans consisted of the following (dollars in thousands):

Investment	Investment Date	Outstanding Principal Balance	Location	Property Type	Interest Type	Interest Rate	Maturity Date
SFR Loans
Senior loan	2/11/2020	$465,689	Various	Single-family	Fixed	2.24%	9/1/2028
Senior loan	2/11/2020	9,236	Various	Single-family	Fixed	3.51%	2/1/2028
Senior loan	2/11/2020	4,945	Various	Single-family	Fixed	2.48%	8/1/2023
Senior loan	2/11/2020	9,633	Various	Single-family	Fixed	2.79%	9/1/2028
Senior loan	2/11/2020	6,904	Various	Single-family	Fixed	2.69%	7/1/2028
Senior loan	2/11/2020	5,199	Various	Single-family	Fixed	2.64%	10/1/2028
Senior loan	2/11/2020	11,252	Various	Single-family	Fixed	3.02%	10/1/2028
Senior loan	2/11/2020	5,795	Various	Single-family	Fixed	2.87%	9/1/2023
Senior loan	2/11/2020	7,664	Various	Single-family	Fixed	3.02%	11/1/2028
Senior loan	2/11/2020	46,146	Various	Single-family	Fixed	2.14%	10/1/2025
Senior loan	2/11/2020	8,922	Various	Single-family	Fixed	3.30%	10/1/2028
Senior loan	2/11/2020	35,955	Various	Single-family	Fixed	2.70%	11/1/2028
Senior loan	2/11/2020	5,933	Various	Single-family	Fixed	2.68%	11/1/2028
Senior loan	2/11/2020	13,603	Various	Single-family	Fixed	2.61%	11/1/2023
Senior loan	2/11/2020	5,346	Various	Single-family	Fixed	3.14%	12/1/2028
Senior loan	2/11/2020	9,502	Various	Single-family	Fixed	3.02%	12/1/2028
Senior loan	2/11/2020	9,971	Various	Single-family	Fixed	2.77%	12/1/2028
Senior loan	2/11/2020	4,899	Various	Single-family	Fixed	2.97%	1/1/2029
Senior loan	2/11/2020	8,417	Various	Single-family	Fixed	3.14%	1/1/2029
Senior loan	2/11/2020	5,834	Various	Single-family	Fixed	2.40%	2/1/2024
Senior loan	2/11/2020	4,279	Various	Single-family	Fixed	3.06%	2/1/2029
Senior loan	2/11/2020	16,076	Various	Single-family	Fixed	2.91%	2/1/2029
Senior loan	2/11/2020	7,017	Various	Single-family	Fixed	2.98%	2/1/2029
Senior loan	2/11/2020	7,298	Various	Single-family	Fixed	2.80%	2/1/2029
Senior loan	2/11/2020	6,150	Various	Single-family	Fixed	2.99%	3/1/2029
Senior loan	2/11/2020	9,284	Various	Single-family	Fixed	2.45%	3/1/2026
Senior loan	2/11/2020	55,988	Various	Single-family	Fixed	2.70%	3/1/2029
Total		$786,939				2.44%

For the
nine
months ended
September 30, 2020,
the activity related to the carrying value of the secured financing agreements and master repurchase agreements were as follows (in thousands):

Balances as of December 31, 2019	$—
Assumption of debt	788,764
Principal borrowings	160,379
Principal repayments	(1,992)
Balances as of September 30, 2020	$947,151

Schedule of Debt M
aturities

The aggregate scheduled maturities, including amortizing principal payments, of total debt for the next five
calendar years subsequent to
September 30, 2020
are as follows (in thousands):

Year	Non-recourse	Total
2020¹	$(160,212)	$(160,212)
2021	—	—
2022	—	—
2023	(24,343)	(24,343)
2024	(5,834)	(5,834)
Thereafter	(756,762)	(756,762)
	$(947,151)	$(947,151)

(1)	The transactions in place in the master repurchase agreement with Mizuho have a one -month tenor and are expected to roll monthly.

KeyBank
Bridge Facility

On
February 7, 2020,
we, through our subsidiaries, entered into a
$95.0
million bridge facility (the “Bridge Facility”) with KeyBank National Association (“KeyBank”) and immediately drew
$95.0
million to fund a portion of the Formation Transaction. The Company used proceeds from the IPO to pay down the entirety of the Bridge Facility.

Raymond James Bridge Facility

On
July 30, 2020,
we, through our subsidiaries, entered into a
$86.0
million bridge facility (the “RJ Bridge Facility”) with Raymond James Bank, N.A. (“RJ”) and drew
$21.0
million on
July 30, 2020
and
$65.0
million on
August 7, 2020.
The Company used proceeds from the RJ Bridge Facility to finance the acquisitions of the FREMF
2020
-
KF81
and FREMF
2020
-
K113
securitizations. The RJ Bridge Facility was repaid in
August 2020.